Share Capital - Canopy Growth - Equity Raises - Summary of Equity Financing (Details) - CAD ($) $ in Thousands				12 Months Ended
	Feb. 07, 2018	Nov. 02, 2017	Jul. 21, 2017	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity raise share issuances, shares			3,105,590	27,782,491
Equity raise share issuances			$ 24,922	$ 390,752
Greenstar investment
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity raise share issuances, shares		18,876,901
Equity raise share issuances		$ 173,765
Private Placement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity raise share issuances, shares	5,800,000
Equity raise share issuances	$ 192,065